Income and expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff costs
Average number of employees	3,317	3,736	4,480
Wages, salaries and similar expenses	$ 161,957	$ 208,317	$ 263,794
Pension plan contributions	3,641	12,787	12,084
Employee benefit costs	49,184	63,925	62,984
Staff costs	$ 214,782	$ 285,029	$ 338,862	[1]
Directors
Staff costs
Average number of employees	6	8	9
Key management personnel
Staff costs
Average number of employees	291	345	315
Employees
Staff costs
Average number of employees	3,020	3,383	4,156

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).